Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
The following table summarizes revenue by reportable segments (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Owned and Operated Advertising	$328,934	$556,303	$49,249
Partner Network	73,037	55,926	3,463
Total revenue	$401,971	$612,229	$52,712
The following table summarizes adjusted gross profit by reportable segments (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Owned and Operated Advertising	$107,696	$138,560	$8,768
Partner Network	53,420	42,291	3,012
Adjusted gross profit	161,116	180,851	11,780
Other cost of revenue	7,890	7,461	575
Salaries and benefits	106,505	138,045	31,181
Selling, general, and administrative	54,307	50,831	15,665
Depreciation and amortization	78,403	69,469	1,000
Impairment of goodwill	—	372,728	—
Interest expense, net	48,745	31,609	1,049
Loss on extinguishment of related-party debt	2,004	—	—
Change in fair value of Warrant liabilities	(5,109)	3,751	—
Loss before income tax	$(131,629)	$(493,043)	$(37,690)

Schedule of Revenues Disaggregated by Geographic Region
The following table summarizes revenue by geographic region (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
United States	$385,847	$593,527	$51,701
Other countries	16,124	18,702	1,011
Total revenue	$401,971	$612,229	$52,712

Schedule of Property and Equipment, Net and Operating Lease Right-of-use Assets by Geographic Region
The following table summarizes property and equipment, net and operating leases by applicable reportable segment: (in thousands):

	Successor
	December 31, 2023	December 31, 2022
Owned and Operated Advertising	$7,816	$9,646
The following table summarizes property and equipment, net and operating leases by geographic region (in thousands):

	Successor
	December 31, 2023	December 31, 2022
United States	$3,927	$5,473
Canada	3,432	3,730
Other countries	457	443
Total	$7,816	$9,646